Income Taxes, Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of unrecognized income tax benefits
Unrecognized tax benefit balance at beginning of year	$ 39	$ 36	$ 29
Additions for tax positions of current year	12	7	8
Additions for tax positions of prior years	3	1
Reductions for tax positions of prior years	(1)		(1)
Reductions for lapses in statutes of limitations	(10)	(5)
Unrecognized tax benefit balance at end of year	$ 43	$ 39	$ 36